Note 11 - Other Income and Other Expense - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BOLI Insurance	$ 444	$ 517	$ 506
Mortgage Loan Origination Income	652	1,305	1,310
Other Income	1,625	1,208	857
Total Other Income	$ 2,721	$ 3,030	$ 2,673